Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Common Share

The Company excluded the outstanding securities summarized below (capitalized terms are defined herein), which entitle the holders thereof to acquire shares of the Company’s common stock, from its calculation of net income loss per common share, as their effect would have been anti-dilutive.

	As of September 30,
	2021	2020
Series G convertible preferred stock	188,791	188,791
Series H Preferred Stock	59,243,926	58,206,061
Series I Preferred Stock	-	46,200,000
Series J Preferred Stock	-	43,584,500
Indemnity shares of common stock	-	412,500
Restricted Stock Awards	4,147,936	3,674,996
Financing Warrants	2,882,055	2,882,055
ABG Warrants	21,989,844	21,989,844
AllHipHop warrants	125,000	-
Publisher Partner Warrants	789,541	789,541
Common Stock Awards	6,861,973	8,033,936
Common Equity Awards	161,367,349	82,400,952
Outside Options	3,050,000	2,982,111
Total	260,646,415	271,345,287

The Company excluded the outstanding securities summarized below (capitalized terms are described herein), which entitle the holders thereof to acquire shares of the Company’s common stock, from its calculation of net income loss per common share, as their effect would have been anti-dilutive.

	As of December 31,
	2020	2019
Series G Preferred Stock	188,791	188,791
Series H Preferred Stock	59,384,849	58,787,879
Series I Preferred Stock	-	46,200,000
Series J Preferred Stock	-	28,571,429
Indemnity shares of common stock	-	412,500
Restricted Stock Awards	316,667	2,391,665
Financing Warrants	2,882,055	2,882,055
AllHipHop Warrants	125,000	-
Publisher Partner Warrants	789,541	939,540
ABG Warrants	21,989,844	21,989,844
Restricted Stock Units	-	2,399,997
Common Stock Awards	6,902,337	8,064,561
Common Equity Awards	82,062,314	65,013,645
Outside Options	3,052,000	3,724,667
Total	177,693,398	241,566,573

Schedule of Disaggregation of Revenue

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue by product line:
Advertising	$21,678,480	$9,409,031	$46,300,974	$28,788,631
Digital subscriptions	7,698,359	8,469,943	22,472,951	20,096,640
Magazine circulation	25,973,853	12,874,574	53,325,894	34,041,272
Other	4,222,816	1,336,445	5,835,682	2,667,243
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786
Revenue by geographical market:
United States	$57,762,726	$29,964,150	$123,697,063	$81,295,916
Other	1,810,782	2,125,843	4,238,438	4,297,870
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786
Revenue by timing of recognition:
At point in time	$51,875,149	$23,620,050	$105,462,550	$65,497,146
Over time	7,698,359	8,469,943	22,472,951	20,096,640
Total	$59,573,508	$32,089,993	$127,935,501	$85,593,786

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2020	2019
Revenue by product line:
Advertising	$44,359,822	$35,918,370
Digital subscriptions	28,495,676	6,855,038
Magazine circulation	50,580,213	9,046,473
Other	4,596,686	1,523,429
Total	$128,032,397	$53,343,310
Revenue by geographical market:
United States	$122,570,712	$52,611,255
Other	5,461,685	732,055
Total	$128,032,397	$53,343,310
Revenue by timing of recognition:
At point in time	$99,536,721	$47,557,652
Over time	28,495,676	5,785,658
Total	$128,032,397	$53,343,310

Schedule of Contract with Customer, Asset and Liability

The following table provides information about contract balances:

	As of
	September 30, 2021	December 31, 2020
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,708,139	$14,870,712
Magazine circulation	49,244,783	46,586,345
Advertising and other	6,352,733	168,619
	$71,305,655	$61,625,676
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$1,593,724	$593,136
Magazine circulation	17,444,012	22,712,961
Other	170,000	192,500
	$19,207,736	$23,498,597

The following table provides information about contract balances:

	As of December 31,
	2020	2019
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,039,331	$8,634,939
Magazine circulation	46,586,345	23,528,148
	$61,625,676	$32,163,087
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$593,136	$478,557
Magazine circulation	22,712,961	30,478,154
Other	192,500	222,500
	$23,498,597	$31,179,211

Schedule of Cash and Restricted Cash

The following table reconciles total cash, cash equivalents, and restricted cash:

	As of December 31,
	2020	2019
Cash and cash equivalents	$9,033,872	$8,852,281
Restricted cash	500,809	620,809
Total cash, cash equivalents, and restricted cash	$9,534,681	$9,473,090

Schedule of Concentration of Credit Risk

Revenue from significant customers as a percentage of the Company’s total revenue are as follows:

	Years Ended December 31,
	2020	2019
Customer 1	-	22.4%

Significant accounts payable balances as a percentage of the Company’s total accounts payable are as follows:

	As of December 31,
	2020	2019
Vendor 1 *	-	61.7%

*	The significant accounts payable balance as of December 31, 2019 related to the service agreements with Meredith Corporation (“Meredith”) (as described in Note 3).

Schedule of Depreciation and Amortization, Useful Lives of Assets
Office equipment and computers	1 – 3 years
Furniture and fixtures	1 – 5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life